Significant Accounting Policies (Q2) (Details) - USD ($)		1 Months Ended				3 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 29, 2022	Jun. 29, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage						$ 250,000			$ 250,000			$ 250,000
Maturity days									185 days		185 days	185 days
Effective tax rate						2.51%		2.14%	23.85%	0.54%	0.00%	6.50%
Statutory tax rate									$ 21		$ 21	$ 21
Interest and penalties expense						$ 0		$ 0	$ 19,158	$ 0
Warrants issued (in Shares)						17,404,250			17,404,250
Offering costs						$ 7,959,726			$ 7,959,726
Underwriting fees									3,450,000			3,450,000
Representative's shares cost									3,570,576
Representative's warrants cost						259,527			259,527
Other offering costs						$ 679,623			679,623			258,548
Offering costs									$ 7,701,178			$ 7,701,178
Shares of common stock (in Shares)			4,743,750	862,500	5,175,000		17,404,250
Public Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)									9,487,500			9,487,500
Offering costs									$ 258,548
Private Placement Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)									7,347,500
Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Underwriters (in Shares)									569,250			569,250
Trust Account [Member]
Significant Accounting Policies (Details) [Line Items]
Interest income	$ 877,438	$ 8,447